Goodwill - Schedule of Changes in Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)
Goodwill [Line Items]
Goodwill, Gross	¥ 1,632,113		¥ 1,632,113	¥ 1,632,113	¥ 1,632,113
Goodwill, Impaired, Accumulated Impairment Loss	(1,632,113)		(1,632,113)	(1,632,113)	(1,568,653)
Goodwill	0		0	0	63,460
Transaction during the year
Goodwill impairment recognized during the year	0	$ 0	0	(63,460)
LVB focused online business
Goodwill [Line Items]
Goodwill, Gross	1,568,653		1,568,653	1,568,653	1,568,653
Goodwill, Impaired, Accumulated Impairment Loss	(1,568,653)		(1,568,653)	(1,568,653)	(1,568,653)
Goodwill	0		0	0	0
Transaction during the year
Goodwill impairment recognized during the year				0
Brands And customized services business
Goodwill [Line Items]
Goodwill, Gross	63,460		63,460	63,460	63,460
Goodwill, Impaired, Accumulated Impairment Loss	(63,460)		(63,460)	(63,460)
Goodwill	¥ 0		¥ 0	0	¥ 63,460
Transaction during the year
Goodwill impairment recognized during the year				¥ (63,460)